COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Other Miscellaneous assets	$ 1,254,270	$ 911,237
Loans to employees	231,991	355,104
Payments in advance	790,346	485,968
Other non-financial assets	65,805	24,705
Retirement Plan	69,668	216,226
Works of art and collector's pieces	48,818	48,819
Non financial assets	$ 2,460,898	$ 2,042,059